SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
SEGMENT INFORMATION
NOTE 14:-	SEGMENT INFORMATION

The Company adopted ASC 280, "Segment Reporting." As of December 31, 2017, the Company operates in three operational segments, as follows:

•
Perimeter Products segment (Products) - sales of perimeter products, including services and maintenance that are performed either on a fixed-price basis or pursuant to time-and-materials based contracts, and

•
Turnkey Projects segment (Projects) - installation of comprehensive turnkey solutions for which revenues are generated from long-term fixed price contracts and modular and customizable medium and long range surveillance systems, and

•
Video and Cyber security segment - provides software and hardware products, in the field of Video management and Cyber security, for monitoring, securing, and the active management of network video systems, video analytics, as well as wired, wireless, and fiber optic communication networks.

a.	The following data present the revenues, expenditures, assets and other operating data of the Company's operating segments:

	Year ended December 31, 2018
	Products	Projects	Video and Cyber security	Eliminations	Total

Revenues	$27,626	$57,072	$9,461	$(1,557)	$92,602

Depreciation, amortization and impairment of goodwill	$586	$879	$1,759	$-	$3,224

Operating income (loss), before financial expenses and taxes on income	$2,863	$2,782	$(1,298)	$(592)	$3,755
Financial income, net					1,361
Taxes on income					(2,072)

Net income					$3,044

	Year ended December 31, 2017
	Products	Projects	Video and Cyber security	Eliminations	Total

Revenues	$22,301	$34,742	$8,350	$(1,101)	$64,292

Depreciation and amortization	$614	$498	$764	$-	$1,876

Operating income (loss), before financial expenses and taxes on income	$242	$1,762	$(2,830)	$(418)	$(1,244)
Financial expenses, net					(3,961)
Taxes on income					(1,695)

Net loss					$(6,900)

	Year ended December 31, 2016
	Products	Projects	Video and Cyber security	Eliminations	Total

Revenues	$32,372	$31,823	$5,626	$(1,996)	$67,825

Depreciation and amortization	$632	$512	$596	$-	$1,740

Operating income (loss), before financial expenses and taxes on income	$5,799	$(163)	$(3,383)	$(758)	$1,495
Financial expenses, net					(591)
Tax benefits, net					122

Net income					$1,026

	Year ended December 31, 2018
	Products	Projects	Video and Cyber security	Total

Total long-lived assets	$5,847	$4,267	$10,998	$21,112

	Year ended December 31, 2017
	Products	Projects	Video and Cyber security	Total

Total long-lived assets	$6,374	$3,460	$12,879	$22,713

Long-lived assets include property and equipment, net, intangible assets, net and goodwill.

b.          Major customer data (percentage of total revenues):

	Year ended December 31,
	2018	2017	2016

Customer A	25.3%	14.6%	11.9%
Customer B	10.9%	10.2%	8.6%

c.          Geographical information:

The following is a summary of revenues within geographic areas based on end customer's location and long-lived assets:

1.          Revenues:

	Year ended December 31,
	2018	2017	2016

Israel	$13,577	$9,599	$8,727
Europe	14,021	11,232	8,330
North America	24,324	15,547	23,467
South and Latin America	25,471	13,152	10,364
Africa	7,126	9,370	7,585
Others	8,083	5,392	9,352

	$92,602	$64,292	$67,825

2.          Long-lived assets:

	December 31,
	2018	2017

Israel	$3,720	$3,996
Europe	970	1,030
USA	2,377	2,612
Canada	13,337	14,404
Others	708	671

	$21,112	$22,713

Long-lived assets include property and equipment, net, intangible assets, net and goodwill.